Intangible Assets - Schedule of Intangibles Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 718,683	$ 1,574,433	$ 1,570,964
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	920,165	1,896,374
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (201,482)	$ (321,941)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	5 years	6 years
Remaining amortization years	4 years	3 years
Net balance	$ 126,663	$ 179,743	151,840
Computer software [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	221,070	314,200
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (94,407)	$ (134,457)
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	2 years	6 years
Remaining amortization years	2 years	2 years
Net balance	$ 12,830	$ 5,192	12,614
IT projects and licenses [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	13,484	33,352
IT projects and licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(654)	(28,160)
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	578,503	1,388,302	1,406,016
Assets generated in business combination [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	681,556	1,544,767
Assets generated in business combination [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(103,053)	(156,465)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	492,512	1,151,019	1,135,392
Goodwill [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 492,512	$ 1,151,019
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years	10 years
Remaining amortization years	5 years	8 years
Net balance	$ 26,794	$ 31,898	37,002
Trademark [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	51,037	51,459
Trademark [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (24,243)	$ (19,561)
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years	12 years
Remaining amortization years	5 years	10 years
Net balance	$ 13,845	$ 63,317	69,259
Customer relationship [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	26,371	98,268
Customer relationship [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (12,526)	$ (34,951)
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	8 years	9 years
Remaining amortization years	3 years	7 years
Net balance	$ 45,352	$ 142,068	164,363
Core deposit [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	111,636	244,021
Core deposit [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (66,284)	$ (101,953)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years	10 years
Remaining amortization years	4 years	1 year
Net balance	$ 687	$ 1,196	$ 494
Other intangible assets [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	4,055	4,055
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (3,368)	$ (2,859)